Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 98,015	[1]	$ 7,412	$ 3,742
Other comprehensive loss, net of tax:
Unrealized loss on available-for-sale securities	(489)	[1]	0	0
Total other comprehensive loss, net of tax	(489)	[1]	0	0
Total comprehensive income	97,526	[1]	7,412	3,742
Less: Net comprehensive income attributable to non-controlling interests	95,306	[1]	7,412	3,742
Net comprehensive income attributable to RCS Capital Corporation	$ 2,220	[1]	$ 0	$ 0

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.